Note 3 - Leases (Details)	6 Months Ended
Dec. 31, 2015 USD ($)
Deposits	$ 7,646
Rental Expense	4,826
Minimum annual lease payments due	7,085
Office Space 1
Monthly Rental Expense	$ 739
Description of Lessee Leasing Arrangements, Capital Leases	There is no escalation clause. The Company can terminate the lease with six months' notice but not before October 1, 2017.
Lease Start Date	Sep. 16, 2015
Deposits	$ 4,573
Office Space 1 | Denmark, Kroner
Monthly Rental Expense	5,058
Deposits	30,438
Office Space 2
Monthly Rental Expense	$ 877
Description of Lessee Leasing Arrangements, Capital Leases	Contract is month-to-month.
Lease Start Date	Jan. 01, 2016
Deposits	$ 877
Office Space 2 | Denmark, Kroner
Monthly Rental Expense	6,000
Deposits	6,000
Auto Lease
Monthly Rental Expense	435
Deposits	2,409
Auto Lease | Lease Renewal
Monthly Rental Expense	346
Auto Lease | Denmark, Kroner
Monthly Rental Expense	2,975
Deposits	15,983
Auto Lease | Denmark, Kroner | Lease Renewal
Monthly Rental Expense	$ 2,371